Short Term Loans	12 Months Ended
Dec. 31, 2017
Short Term Loans [Abstract]
SHORT TERM LOANS

Note 7 – SHORT TERM LOANS

Short term loans and related guarantees are comprised of the following:

	Guarantors	December 31, 2017	December 31, 2016
Industrial & Commercial Bank of China - Qingdao Shinan Second Branch	Rongfeng Cui, Principal shareholder, Chairman of the Board and Chief Executive Officer (“CEO”). Yanjuan Wang, Principal shareholder, Rongfeng Cui’s wife	$430,345	705,676
Bank of China, Qingdao HK Road Branch	Rongfeng Cui, Principal shareholder, Chairman of the Board and Chief Executive Officer (“CEO”). Yanjuan Wang, Principal shareholder, Rongfeng Cui’s wife	-	158,417
China Postal Savings Bank - Qingdao Branch	Rongfeng Cui, Principal shareholder, Chairman of the Board and Chief Executive Officer (“CEO”). Yanjuan Wang, Principal shareholder, Rongfeng Cui’s wife	-	864,092
China Postal Savings Bank - Weihai Rd. Sub Branch	Rongfeng Cui, Principal shareholder, Chairman of the Board and Chief Executive Officer (“CEO”). Yanjuan Wang, Principal shareholder, Rongfeng Cui’s wife	922,169	-
TAIJ Capital Limited	None	50,000	-
		$1,402,514,	$1,728,185

Short-term bank loans

On January 29, 2015, the Company borrowed a one-year loan of $308,086 (RMB2,000,000) with interest rate of 7.56% from Industrial Bank – Qingdao Branch, which was repaid in full on January 18, 2016. This loan was secured by the real property of Qingdao Saike Environmental Technology Co., Ltd., a related party, and guaranteed by Rongfeng Cui and Yanjuan Wang.

During the year ended December 31, 2015, the Company borrowed short term loans for an aggregate amount of $1,401,790 (RMB9,100,000) with annual interest rates ranging from 5.75% to 7.5% from Industrial & Commercial Bank of China Qingdao Qingdao Shinan 2nd Sub Branch, and repaid them in full before August 9, 2016.

On August 15, 2016, the Company borrowed a one-year revolving loan of $705,676 (RMB4,900,000) with interest rate of 5.22% from Industrial and Commercial Bank - Qingdao Shinan 2nd Sub Branch. The Company repaid the loan on June 19, 2017. On June 20, 2017, the Company borrowed another one-year revolving loan of $719,508 (RMB4,900,000) from the same bank with interest rate of 5.22% and repaid this loan in full on July 6, 2017.

On July 14, 2017, the Company borrowed a one-year loan of $412,998 (RMB2,800,000) from the same bank with interest rate of 5.22%.

The loans from Industrial and Commercial Bank – Qingdao Shinan 2nd Sub Branch were secured by the real property and land use right of Rongfeng Cui and guaranteed by Rongfeng Cui and Yanjuan Wang.

On May 12, 2015, the Company borrowed a one-year loan of $169,447 (RMB1,100,000) with interest rate of 5.655% from Bank of China, Qingdao Hongkong Road Sub Branch. The Company repaid the loan in full on May 11, 2016. On May 16, 2016, the Company continued to borrow a one-year loan of $158,417 (RMB1,100,000) with annual interest rate of 5.655% from the same bank. The Company repaid the loan in full on April 27, 2017. The loans from Qingdao Hongkong Road Sub Branch were secured by the real property of Rongfeng Cui and Yanjuan Wang and guaranteed by Rongfeng Cui and Yanjuan Wang.

On March 29, 2016, the Company borrowed a one-year loan of $288,031 (RMB2,000,000) with annual interest rate of 6.09% from Postal Savings Bank – Qingdao Branch. The Company repaid the loan in full on March 24, 2017. This loan was guaranteed by Rongfeng Cui and Yanjuan Wang.

On January 16, 2015, the Company borrowed a one-year loan of $616,171 (RMB4,000,000) with annual interest of 7% from China Postal Savings Bank - Qingdao Branch. The Company repaid the loan on November 23, 2015. The Company continued to borrow another one-year loan of $616,171 (RMB4,000,000) with annual interest of 6.09% on November 30, 2015. The Company repaid this loan in full on November 23, 2016. On November 28, 2016, the Company borrowed another one-year loan of $576,062 (RMB4,000,000) with an interest rate 5.655% from Postal Savings Bank – Qingdao Branch. The Company repaid the loan in full on November 21, 2017. These loans were secured by land use right and real property of the Company and guaranteed by Rongfeng Cui and Yanjuan Wang.

On March 29, 2017, the Company borrowed a one-year loan of $290,255 (RMB2,000,000), with annual interest rate of $6.09% from Qingdao Weihai Road Sub Branch. The loan was guaranteed by Rongfeng Cui and Yanjuan Wang.

On December 13, 2017, the Company borrowed another one-year loan of $604,458 (RMB4,000,000) with annual interest rate 5.655% from Qingdao Weihai Road Sub Branch. The loan was secured by real property of the Company and guaranteed by Rongfeng Cui and Yanjuan Wang.

Short-term loans from unrelated party

On September 8, 2017, the Company borrowed unsecured, non-interest bearing funds from a third party in the amount of $50,000. The Company repaid this loan in full on February 1, 2018.

The total interest expenses for the years ended December 31, 2017, 2016 and 2015 were $82,946, $102,274, and $117,366, respectively.